Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 43.24%
FHLMC	2.00%	6-1-2040	$7,633,660	$6,613,038
FHLMC	2.00	7-1-2040	14,310,806	12,278,826
FHLMC	2.00	8-1-2040	8,170,233	7,070,509
FHLMC	2.00	10-1-2040	8,192,614	7,015,607
FHLMC	2.00	11-1-2040	15,172,926	12,982,713
FHLMC	2.00	12-1-2040	2,681,008	2,289,277
FHLMC	2.00	1-1-2041	2,080,530	1,776,546
FHLMC	2.00	2-1-2041	2,130,543	1,819,020
FHLMC	2.00	11-1-2041	4,230,275	3,606,329
FHLMC	2.00	3-1-2042	4,736,558	4,001,192
FHLMC	2.00	2-1-2047	1,893,828	1,493,392
FHLMC	2.00	12-1-2051	1,259,752	1,011,216
FHLMC	2.50	7-1-2033	6,046,215	5,922,435
FHLMC	2.50	4-1-2037	3,286,955	3,078,758
FHLMC	2.50	4-1-2042	1,602,769	1,405,984
FHLMC	2.50	5-1-2042	5,323,253	4,674,346
FHLMC	2.50	6-1-2042	1,957,928	1,724,079
FHLMC	2.50	8-1-2043	4,732,223	4,162,669
FHLMC	2.50	6-1-2046	5,674,750	4,978,889
FHLMC	2.50	11-1-2046	4,101,577	3,465,138
FHLMC	2.50	5-1-2051	9,092,003	7,598,485
FHLMC	2.50	9-1-2051	8,905,451	7,437,881
FHLMC	2.50	11-1-2051	2,119,273	1,773,039
FHLMC	2.50	1-1-2052	55,335,659	46,141,991
FHLMC	2.50	2-1-2052	883,217	731,422
FHLMC	2.50	3-1-2052	3,194,021	2,648,351
FHLMC	2.50	4-1-2052	4,723,139	3,925,800
FHLMC	3.00	4-1-2040	2,272,333	2,101,777
FHLMC	3.00	3-1-2043	1,966,080	1,758,370
FHLMC	3.00	4-1-2043	2,663,614	2,383,153
FHLMC	3.00	8-1-2043	4,171,131	3,730,195
FHLMC	3.00	2-1-2045	6,457,728	5,740,522
FHLMC	3.00	4-1-2045	10,174,728	9,094,887
FHLMC	3.00	5-1-2045	3,405,906	3,011,115
FHLMC	3.00	9-1-2046	4,811,641	4,248,943
FHLMC	3.00	11-1-2048	5,758,564	5,069,571
FHLMC	3.00	5-1-2049	2,699,895	2,380,929
FHLMC	3.00	11-1-2049	3,229,897	2,844,471
FHLMC	3.00	5-1-2043	6,562,680	5,881,274
FHLMC	3.00	1-1-2046	3,236,684	2,904,950
FHLMC	3.00	2-1-2047	1,307,299	1,171,002
FHLMC	3.00	4-1-2047	20,152,789	17,741,439
FHLMC	4.00	3-1-2050	8,949,309	8,449,149
FHLMC	4.50	6-1-2039	132,517	131,263
FHLMC	4.50	7-1-2039	152,461	151,080
FHLMC	5.50	12-1-2054	2,485,989	2,525,492
FHLMC	5.50	5-1-2055	21,164,238	21,090,698
FHLMC	6.00	7-1-2054	4,036,873	4,174,247
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	6.00%	9-1-2054	$32,000,843	$33,091,301
FHLMC	6.00	10-1-2054	5,522,840	5,711,376
FHLMC	6.00	5-1-2055	21,317,626	21,646,694
FHLMC	6.00	6-1-2055	27,582,941	27,968,339
FHLMC	6.50	9-1-2054	12,765,157	13,419,293
FHLMC	6.50	10-1-2054	3,810,275	4,012,170
FHLMC	6.50	11-1-2054	980,409	1,028,971
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,311,066	3,918,490
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	4.95	8-15-2042	1,291,058	1,273,679
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	4.95	8-15-2042	2,030,817	2,003,611
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	4.95	9-15-2042	2,046,738	2,018,382
FHLMC (30 Day Average U.S. SOFR+2.06%)±	5.07	7-1-2055	1,579,600	1,581,294
FHLMC (30 Day Average U.S. SOFR+2.06%)±	5.08	8-1-2055	2,871,956	2,874,632
FHLMC (30 Day Average U.S. SOFR+2.06%)±	5.14	7-1-2055	2,338,480	2,342,376
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.26	7-1-2055	6,455,677	6,466,383
FHLMC (30 Day Average U.S. SOFR+2.08%)±	5.30	7-1-2055	2,709,440	2,727,782
FHLMC (30 Day Average U.S. SOFR+2.09%)±	5.44	5-1-2055	1,689,410	1,703,504
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.95	8-1-2052	2,689,794	2,587,153
FHLMC (30 Day Average U.S. SOFR+2.14%)±	5.02	6-1-2055	2,985,136	2,991,141
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.83	1-1-2055	4,986,147	4,989,124
FHLMC (30 Day Average U.S. SOFR+2.16%)±	5.11	6-1-2055	2,478,077	2,479,252
FHLMC (30 Day Average U.S. SOFR+2.19%)±	5.11	8-1-2055	1,447,377	1,451,461
FHLMC (30 Day Average U.S. SOFR+2.23%)±	5.13	6-1-2055	14,002,522	13,997,442
FHLMC (30 Day Average U.S. SOFR+2.25%)±	4.86	6-1-2055	15,794,800	15,671,430
FHLMC (30 Day Average U.S. SOFR+2.26%)±	4.99	2-1-2054	1,866,899	1,871,475
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.22	5-1-2053	7,722,538	7,617,367
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.34	8-1-2055	2,936,680	2,954,241
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.43	8-1-2055	3,776,510	3,796,110
FHLMC (30 Day Average U.S. SOFR+2.33%)±	5.62	7-1-2055	4,623,310	4,667,131
FHLMC (30 Day Average U.S. SOFR+2.35%)±	4.61	3-1-2053	6,096,073	5,989,352
FHLMC (RFUCCT1Y+1.62%)±	3.10	2-1-2050	2,994,806	2,996,263
FHLMC (RFUCCT1Y+1.64%)±	5.84	11-1-2048	1,490,245	1,550,127
FHLMC Series 1897 Class K	7.00	9-15-2026	8	8
FHLMC Series 326 Class F2 (30 Day Average U.S. SOFR+0.66%)±	5.00	3-15-2044	1,890,744	1,879,730
FHLMC Series 3693 Class FC (30 Day Average U.S. SOFR+0.61%)±	4.95	7-15-2040	1,599,947	1,589,547
FHLMC Series 3919 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.95	9-15-2041	1,523,496	1,512,663
FHLMC Series 3958 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.90	11-15-2041	1,442,355	1,429,852
FHLMC Series 3975 Class FA (30 Day Average U.S. SOFR+0.60%)±	4.94	12-15-2041	1,330,434	1,321,382
FHLMC Series 3990 Class FG (30 Day Average U.S. SOFR+0.56%)±	4.90	1-15-2042	1,666,997	1,652,905
FHLMC Series 4059 Class FP (30 Day Average U.S. SOFR+0.56%)±	4.90	6-15-2042	1,911,409	1,892,930
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4091 Class BX	3.25%	10-15-2041	$2,241,871	$2,091,550
FHLMC Series 4091 Class MX	3.25	2-15-2042	1,765,111	1,634,900
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,410,122	1,315,023
FHLMC Series 4091 Class FN (30 Day Average U.S. SOFR+0.51%)±	4.85	8-15-2042	1,410,994	1,390,880
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,445,013	1,277,215
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	4.85	10-15-2042	2,581,002	2,542,258
FHLMC Series 4160 Class HP	2.50	1-15-2033	1,562,469	1,489,047
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.80	3-15-2043	1,145,404	1,128,146
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,334,279	1,140,784
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.95	8-15-2043	3,720,297	3,657,154
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.85	11-15-2043	1,594,024	1,589,905
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.85	12-15-2043	676,765	672,366
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	4.90	12-15-2043	2,977,769	2,943,566
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	2-15-2044	1,222,422	1,205,767
FHLMC Series 4427 Class CE	3.00	2-15-2034	408,926	402,947
FHLMC Series 4446 Class CP	2.25	3-15-2045	1,704,963	1,509,022
FHLMC Series 4527 Class GA	3.00	2-15-2044	3,251,594	3,107,728
FHLMC Series 4582 Class HA	3.00	9-15-2045	6,812,293	6,429,181
FHLMC Series 4587 Class AF (30 Day Average U.S. SOFR+0.46%)±	4.80	6-15-2046	2,059,169	2,044,136
FHLMC Series 4604 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.85	8-15-2046	3,924,063	3,885,598
FHLMC Series 4611 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.85	6-15-2041	14,939,280	14,784,909
FHLMC Series 4620 Class LF (30 Day Average U.S. SOFR+0.51%)±	4.85	10-15-2046	2,126,300	2,108,513
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	4.95	1-15-2055	2,144,115	2,083,283
FHLMC Series 4709 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.75	8-15-2047	1,569,185	1,548,398
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,504,141	1,336,917
FHLMC Series 4719 Class LA	3.50	9-15-2047	1,981,092	1,820,864
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,137,233	2,853,780
FHLMC Series 4753 Class BD	3.00	1-15-2048	1,846,430	1,650,034
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	4.75	9-15-2048	1,200,168	1,169,822
FHLMC Series 4854 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.75	1-15-2049	4,002,136	3,954,565
FHLMC Series 4857 Class JA	3.35	1-15-2049	5,769,355	5,486,623
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,664,429	2,436,568
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	4.86	8-25-2049	1,203,659	1,179,745
FHLMC Series 4927 Class BG	3.00	11-25-2049	2,691,901	2,470,428
FHLMC Series 4937 Class MD	2.50	10-25-2049	2,763,644	2,440,685
FHLMC Series 4940 Class AG	3.00	5-15-2040	1,770,321	1,667,678
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,535,169	1,281,491
FHLMC Series 4954 Class LB	2.50	2-25-2050	1,319,945	1,151,041
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,554,285
FHLMC Series 4988 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.81	7-25-2050	2,371,797	2,357,859
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	4.91%	7-25-2050	$11,371,596	$10,910,998
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.81	8-25-2050	2,279,013	2,167,030
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,413,553	2,204,155
FHLMC Series 5058 Class BC	5.00	11-25-2050	1,801,057	1,762,661
FHLMC Series 5091 Class AB	1.50	3-25-2051	4,680,435	3,768,191
FHLMC Series 5092 Class HE	2.00	2-25-2051	2,958,525	2,431,061
FHLMC Series 5114 Class AD	1.50	8-25-2047	12,098,433	10,326,737
FHLMC Series 5116 Class PB	2.25	2-25-2051	2,988,005	2,617,308
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,577,228	2,369,410
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	4.55	6-25-2051	3,346,438	3,077,340
FHLMC Series 5178 Class TP	2.50	4-25-2049	3,766,650	3,325,857
FHLMC Series 5182 Class M	2.50	5-25-2049	2,174,543	1,902,621
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,114,288	2,733,327
FHLMC Series 5202 Class BH	2.00	12-25-2047	1,690,838	1,552,639
FHLMC Series 5202 Class KA	2.50	6-25-2049	2,826,451	2,511,079
FHLMC Series 5202 Class TA	2.50	12-25-2048	5,144,713	4,696,868
FHLMC Series 5207 Class PA	3.00	6-25-2051	3,776,504	3,365,836
FHLMC Series 5210 Class DC	3.00	9-25-2051	2,681,112	2,495,185
FHLMC Series 5217 Class CD	2.50	7-25-2049	2,502,067	2,320,200
FHLMC Series 5220 Class QK	3.50	9-25-2050	5,162,884	4,904,949
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,492,978	2,379,528
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.15	10-15-2039	4,802,177	4,815,117
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	4.75	4-15-2045	4,399,623	4,314,526
FHLMC Series 5396 Class HF (30 Day Average U.S. SOFR+0.95%)±	5.30	4-25-2054	6,188,060	6,219,541
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.25	4-25-2054	4,076,266	4,065,815
FHLMC Series 5410 Class JY	3.00	3-15-2044	3,133,266	2,687,793
FHLMC Series 5451 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.85	1-15-2044	2,367,735	2,338,611
FHLMC Series 5452 Class KY	3.00	3-15-2044	3,353,681	2,852,017
FHLMC Series 5529 Class HA	3.00	3-15-2043	1,981,996	1,876,191
FNMA	2.00	6-1-2040	2,553,433	2,192,184
FNMA	2.00	7-1-2040	7,739,392	6,640,435
FNMA	2.00	8-1-2040	19,550,440	16,763,533
FNMA	2.00	9-1-2040	8,719,641	7,540,290
FNMA	2.00	10-1-2040	13,214,656	11,425,152
FNMA	2.00	11-1-2040	7,688,068	6,643,512
FNMA	2.00	12-1-2040	18,004,367	15,403,675
FNMA	2.00	4-1-2041	3,222,150	2,750,643
FNMA	2.00	10-1-2041	5,872,207	5,011,065
FNMA	2.00	11-1-2041	1,965,917	1,676,991
FNMA	2.00	4-1-2042	3,093,313	2,637,721
FNMA	2.00	5-1-2042	5,184,600	4,377,234
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.00%	8-1-2042	$3,792,954	$3,236,756
FNMA	2.00	4-1-2046	9,618,965	7,786,246
FNMA	2.00	1-1-2047	1,787,064	1,436,716
FNMA	2.00	3-1-2047	12,746,266	10,231,758
FNMA	2.50	5-1-2037	3,549,001	3,314,364
FNMA	2.50	12-1-2040	5,324,789	4,736,302
FNMA	2.50	5-1-2041	5,896,952	5,221,483
FNMA	2.50	8-1-2041	3,166,656	2,802,592
FNMA	2.50	2-1-2042	3,220,561	2,866,309
FNMA	2.50	5-1-2042	4,349,340	3,815,286
FNMA	2.50	6-1-2042	3,895,569	3,431,509
FNMA	2.50	11-1-2042	2,335,928	2,043,550
FNMA	2.50	12-1-2047	7,881,462	7,020,593
FNMA	2.50	10-1-2050	5,263,495	4,398,208
FNMA	2.50	11-1-2050	2,291,771	1,910,839
FNMA	2.50	6-1-2051	5,364,626	4,458,961
FNMA	2.50	3-1-2052	15,835,299	13,182,837
FNMA	3.00	5-1-2040	5,245,738	4,850,411
FNMA	3.00	11-1-2042	2,787,484	2,494,674
FNMA	3.00	1-1-2043	2,864,813	2,667,462
FNMA	3.00	2-1-2043	14,167,245	12,417,835
FNMA	3.00	7-1-2043	2,291,453	2,046,978
FNMA	3.00	8-1-2043	3,145,768	2,810,145
FNMA	3.00	9-1-2043	2,336,336	2,091,315
FNMA	3.00	12-1-2043	2,943,685	2,629,435
FNMA	3.00	1-1-2044	4,038,740	3,663,553
FNMA	3.00	2-1-2044	2,997,884	2,679,726
FNMA	3.00	2-1-2045	4,814,921	4,305,328
FNMA	3.00	3-1-2045	8,687,214	7,699,108
FNMA	3.00	10-1-2046	11,139,755	9,870,533
FNMA	3.00	11-1-2046	9,033,373	7,956,359
FNMA	3.00	12-1-2046	12,493,624	10,996,951
FNMA	3.00	2-1-2047	32,211,646	28,788,899
FNMA	3.00	9-1-2047	1,457,013	1,285,195
FNMA	3.00	1-1-2048	3,733,448	3,334,884
FNMA	3.00	2-1-2048	2,083,750	1,842,638
FNMA	3.00	4-1-2048	9,899,865	8,847,132
FNMA	3.00	8-1-2048	5,588,388	4,961,014
FNMA	3.00	12-1-2048	5,821,514	5,113,580
FNMA	3.00	1-1-2049	9,323,907	8,293,949
FNMA	3.00	10-1-2049	37,082,543	33,147,000
FNMA	3.00	2-1-2050	53,787,113	47,432,927
FNMA	3.00	5-1-2050	10,547,547	9,303,313
FNMA	3.00	7-1-2050	22,339,387	19,608,042
FNMA	3.00	4-1-2052	12,390,592	10,781,166
FNMA	3.00	7-1-2052	2,122,066	1,865,889
FNMA	3.00	10-1-2052	15,674,113	13,552,514
FNMA	3.00	2-1-2055	1,623,242	1,403,155
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	7-1-2060	$21,307,202	$18,296,917
FNMA	3.00	8-1-2042	2,013,380	1,802,315
FNMA	3.50	6-1-2042	1,958,066	1,828,246
FNMA	3.50	1-1-2044	1,116,957	1,039,993
FNMA	4.00	1-1-2027	690,013	686,533
FNMA	4.00	3-1-2035	2,367,834	2,353,039
FNMA	4.00	9-1-2045	410,620	390,124
FNMA	4.00	1-1-2046	3,207,110	3,043,298
FNMA	4.00	3-1-2047	1,318,316	1,248,623
FNMA	4.00	4-1-2047	336,582	318,461
FNMA	4.00	10-1-2047	379,820	359,370
FNMA	4.00	12-1-2048	1,647,767	1,559,062
FNMA	4.50	3-1-2043	1,832,878	1,808,091
FNMA	4.50	10-1-2045	2,892,205	2,809,019
FNMA	4.50	2-1-2046	85,236	82,784
FNMA	4.50	7-1-2048	2,750,069	2,677,836
FNMA	5.50	2-1-2054	47,682,157	47,498,050
FNMA	5.50	7-1-2054	4,592,073	4,632,166
FNMA%%	5.50	8-15-2054	84,400,000	83,953,165
FNMA	5.50	10-1-2054	7,082,374	7,170,288
FNMA	5.50	11-1-2054	7,404,059	7,495,967
FNMA	5.50	12-1-2054	7,132,515	7,221,054
FNMA	5.50	1-1-2055	9,965,240	10,088,664
FNMA	5.50	5-1-2055	25,146,184	25,122,890
FNMA	5.50	7-1-2055	35,105,827	34,983,840
FNMA	6.00	12-1-2053	2,349,743	2,415,694
FNMA	6.00	6-1-2054	3,652,511	3,778,256
FNMA	6.00	7-1-2054	4,227,986	4,378,722
FNMA%%	6.00	8-15-2054	7,800,000	7,907,810
FNMA	6.00	9-1-2054	15,605,403	16,136,752
FNMA	6.00	10-1-2054	1,881,468	1,948,551
FNMA	6.00	11-1-2054	7,930,451	8,203,295
FNMA	6.00	12-1-2054	2,478,664	2,567,022
FNMA	6.00	4-1-2055	30,612,438	31,084,986
FNMA	6.00	5-1-2055	18,894,766	19,235,647
FNMA	6.00	6-1-2055	9,695,025	9,855,053
FNMA	6.50	12-1-2053	2,641,397	2,789,051
FNMA	6.50	9-1-2054	4,332,786	4,559,355
FNMA	6.50	10-1-2054	3,955,729	4,164,019
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	3,703,448	3,468,257
FNMA (30 Day Average U.S. SOFR+2.05%)±	5.01	8-1-2055	1,477,840	1,482,411
FNMA (30 Day Average U.S. SOFR+2.06%)±	5.37	5-1-2055	4,594,258	4,632,173
FNMA (30 Day Average U.S. SOFR+2.09%)±	5.05	7-1-2055	4,299,742	4,321,209
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.93	8-1-2052	1,807,429	1,742,904
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.07	7-1-2052	3,944,652	3,825,228
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.10	9-1-2052	3,312,382	3,275,427
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.61	8-1-2052	4,089,959	4,041,927
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.13	10-1-2052	8,951,188	8,849,629
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.15%	11-1-2052	$2,943,895	$2,907,944
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.37	7-1-2052	4,517,571	4,463,482
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.61	8-1-2052	4,965,487	4,936,969
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.64	8-1-2052	2,615,084	2,602,989
FNMA (30 Day Average U.S. SOFR+2.15%)±	5.03	7-1-2055	12,028,458	12,040,673
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.35	1-1-2055	4,356,879	4,332,165
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.94	4-1-2055	3,560,733	3,567,867
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.87	7-1-2054	9,002,475	9,015,912
FNMA (30 Day Average U.S. SOFR+2.30%)±	4.56	12-1-2054	2,256,982	2,231,613
FNMA (30 Day Average U.S. SOFR+2.30%)±	4.67	4-1-2053	18,118,715	18,138,443
FNMA (30 Day Average U.S. SOFR+2.31%)±	4.97	5-1-2055	4,270,600	4,270,222
FNMA (30 Day Average U.S. SOFR+2.33%)±	4.54	4-1-2053	14,974,006	14,716,964
FNMA (30 Day Average U.S. SOFR+2.33%)±	5.40	8-1-2054	6,155,089	6,196,320
FNMA (RFUCCT1Y+1.60%)±	6.01	3-1-2050	3,165,962	3,283,207
FNMA (RFUCCT1Y+1.61%)±	2.76	6-1-2050	1,814,366	1,735,581
FNMA Series 2010-107 Class FB (30 Day Average U.S. SOFR+0.52%)±	4.87	9-25-2040	1,112,468	1,102,980
FNMA Series 2011-111 Class DB	4.00	11-25-2041	2,387,412	2,295,389
FNMA Series 2011-117 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.91	11-25-2041	988,733	980,020
FNMA Series 2011-117 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.91	11-25-2041	3,055,444	3,029,067
FNMA Series 2011-127 Class FC (30 Day Average U.S. SOFR+0.56%)±	4.91	12-25-2041	1,407,588	1,394,076
FNMA Series 2011-142 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.96	1-25-2042	1,574,944	1,563,773
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.90	6-25-2041	1,134,221	1,125,966
FNMA Series 2012-106 Class FA (30 Day Average U.S. SOFR+0.45%)±	4.80	10-25-2042	932,199	921,695
FNMA Series 2012-12 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.96	2-25-2042	1,395,294	1,385,010
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	4.81	12-25-2042	1,655,170	1,627,445
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,476,342	1,259,555
FNMA Series 2012-47 Class JF (30 Day Average U.S. SOFR+0.61%)±	4.96	5-25-2042	1,870,393	1,856,187
FNMA Series 2013-11 Class AP	1.50	1-25-2043	4,016,405	3,686,862
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.81	3-25-2043	2,002,320	1,966,509
FNMA Series 2013-43 Class BP	1.75	5-25-2043	1,799,912	1,540,875
FNMA Series 2013-49 Class AP	1.75	5-25-2043	1,321,161	1,108,900
FNMA Series 2014-25 Class EL	3.00	5-25-2044	1,937,883	1,778,226
FNMA Series 2014-74 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.86	11-25-2044	1,620,513	1,598,514
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	4.76	5-25-2045	2,911,972	2,859,852
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.76%	5-25-2045	$1,828,103	$1,780,249
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.76	7-25-2045	2,197,403	2,141,168
FNMA Series 2015-72 Class GL	3.00	10-25-2045	1,638,044	1,409,222
FNMA Series 2015-8 Class AP	2.00	3-25-2045	3,651,132	3,258,189
FNMA Series 2015-84 Class PA	1.70	8-25-2033	2,761,341	2,581,339
FNMA Series 2016-11 Class CF (30 Day Average U.S. SOFR+0.46%)±	4.81	3-25-2046	1,099,866	1,087,743
FNMA Series 2016-11 Class FG (30 Day Average U.S. SOFR+0.46%)±	4.81	3-25-2046	1,484,854	1,468,373
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.86	4-25-2046	6,388,410	6,340,385
FNMA Series 2016-22 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	4-25-2046	2,839,694	2,811,392
FNMA Series 2016-22 Class FG (30 Day Average U.S. SOFR+0.51%)±	4.86	4-25-2046	2,479,686	2,454,340
FNMA Series 2016-48 Class MA	2.00	6-25-2038	4,846,006	4,505,785
FNMA Series 2016-57 Class PC	1.75	6-25-2046	11,907,194	10,084,644
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.86	9-25-2046	703,261	700,329
FNMA Series 2016-64 Class BC	1.75	9-25-2046	2,760,918	2,566,562
FNMA Series 2016-64 Class PE	2.50	9-25-2046	1,911,000	1,434,713
FNMA Series 2016-69 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.86	10-25-2046	2,292,411	2,273,127
FNMA Series 2016-75 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.86	10-25-2046	1,758,761	1,744,902
FNMA Series 2016-78 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2044	1,148,721	1,136,607
FNMA Series 2016-79 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.86	11-25-2046	1,755,006	1,740,935
FNMA Series 2016-82 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.86	11-25-2046	3,911,141	3,881,232
FNMA Series 2016-82 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.86	11-25-2046	3,590,254	3,555,808
FNMA Series 2016-84 Class FB (30 Day Average U.S. SOFR+0.51%)±	4.86	11-25-2046	1,716,886	1,699,869
FNMA Series 2016-86 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.86	11-25-2046	4,484,187	4,438,994
FNMA Series 2016-88 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.91	12-25-2046	3,023,178	2,999,800
FNMA Series 2016-91 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.86	12-25-2046	1,593,664	1,582,892
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	743,216	738,571
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.71	1-25-2048	743,255	735,610
FNMA Series 2017-12 Class FD (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	1,762,955	1,748,249
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2017-13 Class PA	3.00%	8-25-2046	$1,616,164	$1,514,222
FNMA Series 2017-23 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.86	4-25-2047	1,977,418	1,959,270
FNMA Series 2017-24 Class PG	2.63	4-25-2047	6,697,033	5,809,663
FNMA Series 2017-26 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.81	4-25-2047	4,567,104	4,526,743
FNMA Series 2017-35 Class MC	2.63	12-25-2044	1,485,977	1,433,190
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.71	10-25-2047	1,701,210	1,697,411
FNMA Series 2017-9 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	2,110,900	2,093,371
FNMA Series 2017-9 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	1,538,581	1,525,905
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.86	3-25-2047	828,361	823,626
FNMA Series 2017-96 Class FB (30 Day Average U.S. SOFR+0.41%)±	4.76	12-25-2047	2,867,092	2,824,825
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.71	2-25-2048	1,237,707	1,222,103
FNMA Series 2018-14 Class KC	3.00	3-25-2048	1,836,247	1,744,206
FNMA Series 2018-36 Class FD (30 Day Average U.S. SOFR+0.36%)±	4.71	6-25-2048	3,717,460	3,676,346
FNMA Series 2018-38 Class MA	3.30	6-25-2048	2,973,605	2,812,643
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,500,721	2,246,736
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,345,913	2,216,711
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,124,424	1,847,378
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,528,799	1,475,920
FNMA Series 2018-86 Class AF (30 Day Average U.S. SOFR+0.41%)±	4.76	12-25-2048	601,175	596,310
FNMA Series 2019-13 Class PE	3.00	3-25-2049	1,524,894	1,369,123
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.96	4-25-2049	1,096,516	1,067,246
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,197,182	3,897,073
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	4.96	8-25-2059	2,977,176	2,893,886
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	4.86	8-25-2049	2,132,640	2,090,343
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	4.91	11-25-2049	1,181,737	1,157,636
FNMA Series 2019-81 Class LH	3.00	12-25-2049	1,909,443	1,702,498
FNMA Series 2020-45 Class JL	3.00	7-25-2040	3,448,817	3,150,684
FNMA Series 2020-48 Class AB	2.00	7-25-2050	2,692,933	2,298,817
FNMA Series 2020-59 Class NC	3.00	8-25-2040	2,594,775	2,371,644
FNMA Series 2021-27 Class EC	1.50	5-25-2051	8,004,417	6,402,149
FNMA Series 2021-40 Class DW	2.00	6-25-2041	650,927	569,946
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,421,182	2,090,441
FNMA Series 2021-78 Class ND	1.50	11-25-2051	4,368,963	3,552,179
FNMA Series 2021-84 Class MA	2.00	10-25-2051	2,795,687	2,284,102
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2021-91 Class AB	2.50%	9-25-2049	$2,893,667	$2,548,765
FNMA Series 2021-95 Class CP	1.50	8-25-2051	1,531,154	1,287,311
FNMA Series 2022-3 Class N	2.00	10-25-2047	8,650,246	7,632,293
FNMA Series 2022-62 Class KA	3.25	9-25-2052	1,931,209	1,810,072
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,308,635
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,107,544	2,867,296
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	4.86	1-25-2050	4,784,730	4,703,479
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.01	6-25-2040	3,991,098	3,977,869
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.17	10-25-2039	1,289,051	1,281,338
FNMA Series 2024-64 Class KY	3.00	12-25-2043	1,950,398	1,630,959
GNMA	2.50	12-20-2037	3,218,550	2,954,612
GNMA	2.50	6-20-2038	6,045,149	5,541,658
GNMA	2.50	7-20-2050	19,579,949	16,208,664
GNMA	3.00	6-20-2043	3,560,212	3,131,403
GNMA	3.00	8-20-2043	1,078,664	948,743
GNMA	3.00	11-15-2047	8,878,871	7,960,389
GNMA	3.00	10-20-2050	7,598,936	6,624,033
GNMA	4.00	8-20-2052	41,042,441	38,125,013
GNMA	4.50	2-20-2049	2,355,026	2,256,235
GNMA%%	5.50	8-15-2054	44,600,000	44,479,626
GNMA	6.00	1-20-2053	3,745,418	3,849,790
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,342,006	2,317,836
GNMA Series 2013-152 Class HA	2.50	6-20-2043	2,592,071	2,386,165
GNMA Series 2014-133 Class BP	2.25	9-20-2044	2,220,042	1,984,037
GNMA Series 2014-149 Class KP	2.25	7-16-2044	1,912,242	1,744,991
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,840,005	1,657,687
GNMA Series 2015-144 Class CA	2.50	10-20-2045	2,784,523	2,443,899
GNMA Series 2016-136 Class A	3.00	7-20-2044	1,766,911	1,584,886
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,525,911	2,891,719
GNMA Series 2016-99 Class TL	2.00	4-16-2044	5,123,755	4,216,329
GNMA Series 2017-139 Class GA	3.00	9-20-2047	6,412,297	5,769,663
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	1,951,162	1,826,181
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,235,169
GNMA Series 2020-63 Class UD	1.75	4-20-2050	1,992,342	1,631,515
GNMA Series 2021-105 Class P	1.75	6-20-2051	9,788,875	7,850,158
GNMA Series 2021-107 Class DB	1.75	4-20-2051	9,129,270	7,327,865
GNMA Series 2021-135 Class A	2.00	8-20-2051	2,245,939	1,812,055
GNMA Series 2021-160 Class NE	2.00	9-20-2051	17,143,231	14,429,097
GNMA Series 2021-215 Class GA	2.00	12-20-2051	14,762,454	12,731,656
GNMA Series 2021-225 Class YC	2.00	12-20-2051	1,785,350	1,480,450
GNMA Series 2021-24 Class BC	1.25	2-20-2051	3,705,722	2,845,502
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,160,099	2,127,491
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,342,009	1,321,878
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,434,540	2,373,011
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,163,870	2,130,471
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2021-8 Class CY	5.00%	1-20-2051	$778,201	$766,093
GNMA Series 2021-89 Class LK	2.00	5-20-2051	5,363,917	4,543,233
GNMA Series 2021-97 Class QK	2.00	6-20-2051	12,955,614	10,579,295
GNMA Series 2022-107 Class C	2.50	6-20-2051	9,955,565	8,143,262
GNMA Series 2022-138 Class PT	2.50	10-20-2051	14,448,092	11,885,402
GNMA Series 2022-153 Class KA	4.00	12-20-2049	2,606,159	2,550,720
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	5.05	11-20-2052	9,335,444	9,225,203
GNMA Series 2022-205 Class A	2.00	9-20-2051	3,730,816	2,984,878
GNMA Series 2022-24 Class AH	2.50	2-20-2052	964,659	813,233
GNMA Series 2022-31 Class GH	2.50	12-20-2049	6,179,937	5,532,224
GNMA Series 2022-34 Class DN	3.50	9-20-2041	5,132,423	4,796,436
GNMA Series 2022-46 Class LY	3.00	3-20-2052	1,342,000	1,094,663
GNMA Series 2022-5 Class BA	2.00	10-20-2049	12,519,561	10,490,826
GNMA Series 2022-50 Class CA	3.00	3-20-2052	9,804,879	8,690,513
GNMA Series 2022-66 Class CG	3.50	4-20-2052	5,777,798	5,470,321
GNMA Series 2022-78 Class HW	2.50	4-20-2052	2,260,000	1,734,844
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,532,936	2,941,345
GNMA Series 2022-9 Class GA	2.00	1-20-2052	2,598,787	2,118,791
GNMA Series 2023-196 Class E	3.00	9-20-2048	3,357,084	3,171,323
GNMA Series 2023-81 Class YJ	3.50	6-20-2053	13,331,906	11,303,323
GNMA Series 2024-110 Class JC	3.00	9-20-2047	16,961,530	15,905,668
GNMA Series 2024-110 Class JL	3.00	10-20-2049	3,616,000	3,053,538
GNMA Series 2024-184 Class GC	3.50	10-20-2051	21,059,465	19,998,712
GNMA Series 2024-45 Class BD	2.00	3-20-2054	2,303,784	2,100,225
GNMA Series 2025-1 Class GC	3.50	10-20-2051	42,928,922	40,736,481
GNMA Series 2025-7 Class EL	2.50	1-20-2055	1,551,252	1,091,640
Total agency securities (Cost $2,309,459,320)				2,278,842,814
Asset-backed securities: 8.73%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	10-16-2028	1,860,000	1,866,939
American Express Credit Account Master Trust Series 2023-4 Class A	5.15	9-15-2030	11,700,000	12,043,569
American Express Credit Account Master Trust Series 2025-2 Class A	4.28	4-15-2030	15,422,000	15,467,177
American Express Credit Account Master Trust Series 2025-4 Class A	4.30	7-15-2030	17,801,000	17,872,774
American Express Credit Account Master Trust Series 2025-5 Class A	4.51	7-15-2032	24,278,000	24,459,883
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	184,728	184,701
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,157,472	1,161,122
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,526,890
AutoNation Finance Trust Series 2025-1A Class A3144A	4.62	11-13-2029	3,562,000	3,575,142
AutoNation Finance Trust Series 2025-1A Class A4144A	4.76	6-10-2030	1,851,000	1,861,903
Avis Budget Rental Car Funding AESOP LLC Series 2025-2A Class A144A	5.12	8-20-2031	3,608,000	3,661,037
BA Credit Card Trust Series 2025-A1 Class A	4.31	5-15-2030	10,844,000	10,883,743
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	8,378,000	8,403,323
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CarMax Auto Owner Trust Series 2025-3 Class A3	4.35%	7-15-2030	$5,835,000	$5,845,116
CarMax Auto Owner Trust Series 2025-3 Class A4	4.47	1-15-2031	3,360,000	3,371,922
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,408,021
Chase Issuance Trust Series 2024-A2 Class A	4.72	1-15-2031	18,516,000	18,776,024
Chase Issuance Trust Series 2025-A1 Class A	4.16	7-15-2030	4,508,000	4,502,615
Citibank Credit Card Issuance Trust Series 2025-A1 Class A	4.30	6-21-2030	9,013,000	9,019,443
Citibank Credit Card Issuance Trust Series 2025-A2 Class A	4.49	6-21-2032	6,285,000	6,322,575
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	6.12	11-26-2046	837,157	843,737
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	746,148	726,199
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,319,780	1,256,294
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,934,735
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	6,732,000	6,674,859
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,685,720
Ford Credit Auto Owner Trust Series 2024-D Class A3	4.61	8-15-2029	1,992,000	2,003,849
Ford Credit Auto Owner Trust Series 2025-1 Class A144A±±	4.86	8-15-2037	10,711,000	10,873,906
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	10,451,000	10,427,763
Ford Credit Floorplan Master Owner Trust A Series 2024-4 Class A144A	4.40	9-15-2031	5,075,000	5,065,538
Ford Credit Floorplan Master Owner Trust A Series 2025-1 Class A1	4.63	4-15-2030	8,809,000	8,870,461
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,561,912
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	1,441,000	1,469,028
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	2,817,000	2,826,649
GM Financial Revolving Receivables Trust Series 2025-1 Class A144A	4.64	12-11-2037	15,030,000	15,155,222
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	6,751,000	6,804,795
GMF Floorplan Owner Revolving Trust Series 2025-2A Class A144A	4.64	3-15-2030	9,195,000	9,257,026
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3144A	4.53	4-17-2028	6,992,000	7,009,735
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3144A	4.36	7-17-2028	4,992,000	4,985,070
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	147,011	146,853
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,695,749
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,320,958
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	1,621,095	1,631,019
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3	4.61	4-16-2029	7,656,000	7,706,376
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,908,568
Mercedes-Benz Auto Receivables Trust Series 2025-1 Class A3	4.78	12-17-2029	3,988,000	4,025,084
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	1,328,131	1,312,447
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	669,093	664,692
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13%	2-15-2068	$835,270	$821,677
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	3,428,652	3,315,881
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	1,730,270	1,659,560
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,058,139	1,909,634
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	822,041	745,963
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	3,504,389	3,173,716
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	7,284,635	6,502,586
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	3,309,882	2,919,392
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	2,461,858	2,243,808
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	3,373,604	2,933,330
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.76	1-25-2037	1,097,042	1,093,763
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	4.71	10-25-2033	4,676,890	4,627,224
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	4.70	3-23-2037	4,463,649	4,421,121
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	4.72	12-24-2035	3,257,173	3,230,272
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,436,317
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	710,234	709,436
Santander Drive Auto Receivables Trust Series 2024-3 Class A3	5.63	1-16-2029	4,490,000	4,510,665
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	4,443,000	4,454,978
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38	1-15-2030	5,432,000	5,432,862
SBNA Auto Lease Trust Series 2024-C Class A4144A	4.42	3-20-2029	2,530,000	2,518,825
SBNA Auto Receivables Trust Series 2024-A Class A4144A	5.21	4-16-2029	1,116,000	1,123,758
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	2,009,072	2,014,971
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	980,060
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	5,724,000	5,743,749
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3144A	5.33	11-20-2029	3,687,000	3,723,045
SFS Auto Receivables Securitization Trust Series 2025-2A Class A4144A	4.58	5-20-2031	3,337,000	3,357,030
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	4,463,889	4,039,545
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	2,524,750	2,186,700
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	11,914,000	11,972,416
Synchrony Card Issuance Trust Series 2025-A1 Class A	4.78	2-15-2031	5,781,000	5,841,187
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91%	5-22-2028	$734,110	$734,303
T-Mobile U.S. Trust Series 2024-2A Class A144A	4.25	5-21-2029	4,740,000	4,728,758
T-Mobile U.S. Trust Series 2025-1A Class A144A	4.74	11-20-2029	4,502,000	4,528,230
T-Mobile U.S. Trust Series 2025-2A Class A144A%%	4.34	4-22-2030	3,720,000	3,717,671
Toyota Auto Loan Extended Note Trust Series 2025-1A Class A144A	4.65	5-25-2038	4,517,000	4,554,276
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,162,276
Toyota Auto Receivables Owner Trust Series 2025-B Class A3	4.34	11-15-2029	924,000	926,274
USB Auto Owner Trust Series 2025-1A Class A3144A	4.49	6-17-2030	4,075,000	4,074,552
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,218,000	1,225,266
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,891,481
Verizon Master Trust Series 2024-7 Class A144A	4.35	8-20-2032	8,142,000	8,104,706
Verizon Master Trust Series 2025-2 Class A144A	4.94	1-20-2033	10,359,000	10,541,010
Verizon Master Trust Series 2025-3 Class A1A	4.51	3-20-2030	9,454,000	9,460,474
Verizon Master Trust Series 2025-4 Class A144A	4.76	3-21-2033	9,454,000	9,531,981
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3	4.63	7-20-2029	2,622,000	2,636,761
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,339,000	1,361,938
Total asset-backed securities (Cost $461,181,650)				459,881,591
Corporate bonds and notes: 20.34%
Basic materials: 0.23%
Chemicals: 0.06%
Dow Chemical Co.	5.35	3-15-2035	3,132,000	3,064,395
Mining: 0.17%
Glencore Funding LLC144A	5.63	4-4-2034	2,086,000	2,126,814
Glencore Funding LLC144A	5.67	4-1-2035	4,867,000	4,949,661
Glencore Funding LLC144A	6.14	4-1-2055	1,825,000	1,848,671
				8,925,146
Communications: 1.25%
Internet: 0.57%
Alphabet, Inc.	4.00	5-15-2030	3,344,000	3,333,751
Alphabet, Inc.	4.50	5-15-2035	7,255,000	7,119,331
Alphabet, Inc.	5.25	5-15-2055	2,548,000	2,500,106
Alphabet, Inc.	5.30	5-15-2065	2,548,000	2,474,142
Meta Platforms, Inc.	5.40	8-15-2054	1,025,000	990,475
Meta Platforms, Inc.	5.55	8-15-2064	4,922,000	4,775,220
Netflix, Inc.	5.40	8-15-2054	2,269,000	2,222,117
Uber Technologies, Inc.	4.80	9-15-2034	4,554,000	4,473,066
Uber Technologies, Inc.	5.35	9-15-2054	2,136,000	1,995,374
				29,883,582
Media: 0.32%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	912,000	649,764
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	3-1-2042	$4,455,000	$3,134,389
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,294,000	857,890
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	4-1-2053	2,180,000	1,797,440
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	928,000	759,531
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	4,657,000	4,857,986
Comcast Corp.	2.99	11-1-2063	1,985,000	1,106,461
Comcast Corp.	4.05	11-1-2052	1,710,000	1,272,147
Comcast Corp.	5.35	5-15-2053	2,876,000	2,639,614
				17,075,222
Telecommunications: 0.36%
AT&T, Inc.	3.50	6-1-2041	1,695,000	1,325,541
AT&T, Inc.	3.50	9-15-2053	2,630,000	1,771,811
AT&T, Inc.	3.55	9-15-2055	2,626,000	1,760,638
AT&T, Inc.	3.65	9-15-2059	1,661,000	1,104,732
AT&T, Inc.	3.80	12-1-2057	2,313,000	1,606,763
T-Mobile USA, Inc.	5.30	5-15-2035	3,105,000	3,128,851
T-Mobile USA, Inc.	5.88	11-15-2055	1,857,000	1,851,639
Verizon Communications, Inc.	2.99	10-30-2056	2,659,000	1,594,591
Verizon Communications, Inc.	5.25	4-2-2035	4,644,000	4,662,691
				18,807,257
Consumer, cyclical: 1.40%
Airlines: 0.40%
Delta Air Lines, Inc.	4.95	7-10-2028	7,194,000	7,225,913
Delta Air Lines, Inc.	5.25	7-10-2030	8,093,000	8,169,267
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,823,000	5,826,577
				21,221,757
Auto manufacturers: 0.42%
Ford Motor Credit Co. LLC	2.90	2-10-2029	11,467,000	10,438,512
General Motors Financial Co., Inc.	2.70	6-10-2031	6,739,000	5,910,118
Hyundai Capital America144A	5.15	3-27-2030	2,648,000	2,678,106
Toyota Motor Credit Corp.	4.80	5-15-2030	2,972,000	3,014,615
				22,041,351
Retail: 0.58%
Dick’s Sporting Goods, Inc.	4.10	1-15-2052	3,947,000	2,816,219
Home Depot, Inc.	3.63	4-15-2052	1,725,000	1,251,095
Home Depot, Inc.	4.75	6-25-2029	2,699,000	2,742,836
Home Depot, Inc.	4.85	6-25-2031	1,792,000	1,827,675
Lowe’s Cos., Inc.	3.50	4-1-2051	2,143,000	1,454,885
Lowe’s Cos., Inc.	4.25	4-1-2052	3,949,000	3,063,200
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
McDonald’s Corp. Series I	6.30%	3-1-2038	$2,705,000	$2,933,326
Walmart, Inc.	4.35	4-28-2030	6,298,000	6,324,591
Walmart, Inc.	4.90	4-28-2035	8,245,000	8,299,155
				30,712,982
Consumer, non-cyclical: 3.65%
Agriculture: 0.76%
Altria Group, Inc.	3.88	9-16-2046	2,445,000	1,799,546
BAT Capital Corp.	4.54	8-15-2047	3,747,000	3,037,567
BAT Capital Corp.	6.25	8-15-2055	2,655,000	2,682,267
BAT Capital Corp.	7.08	8-2-2053	979,000	1,091,553
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,821,000	1,818,175
Bunge Ltd. Finance Corp.%%	5.15	8-4-2035	4,640,000	4,624,952
Philip Morris International, Inc.	4.13	4-28-2028	7,833,000	7,781,932
Philip Morris International, Inc.	4.38	4-30-2030	6,631,000	6,584,877
Philip Morris International, Inc.	4.88	4-30-2035	7,029,000	6,884,778
Philip Morris International, Inc.	5.00	11-17-2025	3,747,000	3,751,315
				40,056,962
Beverages: 0.46%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	9,303,000	9,020,739
Anheuser-Busch InBev Worldwide, Inc.	5.45	1-23-2039	1,806,000	1,828,799
Coca-Cola Co.	5.20	1-14-2055	863,000	821,105
PepsiCo, Inc.	4.10	1-15-2029	4,509,000	4,487,190
PepsiCo, Inc.	4.30	7-23-2030	2,496,000	2,484,275
PepsiCo, Inc.	4.65	7-23-2032	3,871,000	3,867,870
PepsiCo, Inc.	5.00	7-23-2035	1,801,000	1,804,664
				24,314,642
Biotechnology: 0.09%
Amgen, Inc.	5.60	3-2-2043	2,580,000	2,548,565
Amgen, Inc.	5.65	3-2-2053	815,000	788,093
Gilead Sciences, Inc.	4.00	9-1-2036	1,807,000	1,642,567
				4,979,225
Food: 0.03%
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.144A	6.38	4-15-2066	928,000	914,646
Kroger Co.	5.50	9-15-2054	865,000	816,246
				1,730,892
Healthcare-products: 0.14%
Alcon Finance Corp.144A	5.38	12-6-2032	5,259,000	5,401,476
Stryker Corp.	4.85	2-10-2030	1,802,000	1,831,977
				7,233,453
Healthcare-services: 0.74%
CommonSpirit Health	3.35	10-1-2029	1,659,000	1,581,730
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Elevance Health, Inc.	4.75%	2-15-2030	$1,258,000	$1,263,876
Elevance Health, Inc.	4.95	11-1-2031	2,745,000	2,760,661
Elevance Health, Inc.	5.15	6-15-2029	990,000	1,010,298
Elevance Health, Inc.	5.70	2-15-2055	855,000	816,385
HCA, Inc.	5.25	6-15-2049	2,300,000	2,034,269
HCA, Inc.	5.50	3-1-2032	6,129,000	6,290,374
HCA, Inc.	5.90	6-1-2053	1,342,000	1,287,055
HCA, Inc.	6.20	3-1-2055	3,603,000	3,594,630
UnitedHealth Group, Inc.	3.05	5-15-2041	830,000	605,312
UnitedHealth Group, Inc.	4.60	4-15-2027	3,695,000	3,707,640
UnitedHealth Group, Inc.	5.50	7-15-2044	2,162,000	2,087,008
UnitedHealth Group, Inc.	5.63	7-15-2054	5,774,000	5,500,270
UnitedHealth Group, Inc.	5.75	7-15-2064	1,909,000	1,816,715
UnitedHealth Group, Inc.	5.88	2-15-2053	4,554,000	4,493,840
				38,850,063
Pharmaceuticals: 1.43%
AbbVie, Inc.	3.20	11-21-2029	6,596,000	6,288,076
AbbVie, Inc.	4.05	11-21-2039	1,874,000	1,634,751
AbbVie, Inc.	4.25	11-21-2049	6,508,000	5,308,408
AbbVie, Inc.	4.50	5-14-2035	276,000	265,180
AbbVie, Inc.	4.55	3-15-2035	775,000	748,797
AbbVie, Inc.	4.80	3-15-2027	4,474,000	4,503,471
AbbVie, Inc.	4.88	3-15-2030	3,600,000	3,672,689
AbbVie, Inc.	4.95	3-15-2031	2,685,000	2,739,721
AbbVie, Inc.	5.05	3-15-2034	4,474,000	4,530,477
AbbVie, Inc.	5.20	3-15-2035	4,180,000	4,251,896
AbbVie, Inc.	5.60	3-15-2055	412,000	409,088
CVS Health Corp.	4.78	3-25-2038	1,962,000	1,792,845
CVS Health Corp.	5.05	3-25-2048	8,123,000	6,989,323
CVS Health Corp.	5.55	6-1-2031	3,548,000	3,675,338
CVS Health Corp.	5.70	6-1-2034	3,644,000	3,731,632
Eli Lilly & Co.	4.20	8-14-2029	5,623,000	5,620,974
Eli Lilly & Co.	4.60	8-14-2034	4,632,000	4,565,154
Eli Lilly & Co.	4.70	2-9-2034	3,554,000	3,540,053
Eli Lilly & Co.	4.90	2-12-2032	1,359,000	1,389,314
Eli Lilly & Co.	5.05	8-14-2054	433,000	403,495
Eli Lilly & Co.	5.10	2-12-2035	1,932,000	1,964,312
Eli Lilly & Co.	5.10	2-9-2064	1,785,000	1,638,984
Eli Lilly & Co.	5.50	2-12-2055	2,237,000	2,226,446
Eli Lilly & Co.	5.60	2-12-2065	2,468,000	2,470,164
Merck & Co., Inc.	2.35	6-24-2040	1,500,000	1,045,312
				75,405,900
Energy: 0.86%
Oil & gas: 0.29%
Devon Energy Corp.	5.20	9-15-2034	3,677,000	3,571,850
Devon Energy Corp.	5.75	9-15-2054	2,968,000	2,658,664
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Diamondback Energy, Inc.	5.15%	1-30-2030	$3,340,000	$3,400,738
Diamondback Energy, Inc.	5.20	4-18-2027	1,788,000	1,805,212
Diamondback Energy, Inc.	5.75	4-18-2054	2,962,000	2,751,077
Diamondback Energy, Inc.	5.90	4-18-2064	899,000	830,247
				15,017,788
Pipelines: 0.57%
Energy Transfer LP	5.25	7-1-2029	4,512,000	4,614,039
Energy Transfer LP	5.30	4-15-2047	1,806,000	1,590,382
Energy Transfer LP	5.70	4-1-2035	5,272,000	5,345,754
Energy Transfer LP	5.95	5-15-2054	7,262,000	6,864,225
Energy Transfer LP144A	6.00	2-1-2029	3,273,000	3,317,067
Kinder Morgan, Inc.	5.15	6-1-2030	3,084,000	3,146,931
ONEOK, Inc.	5.05	11-1-2034	929,000	903,008
ONEOK, Inc.	5.70	11-1-2054	3,867,000	3,551,236
ONEOK, Inc.	5.85	11-1-2064	720,000	663,976
				29,996,618
Financial: 6.47%
Banks: 4.12%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	11,228,000	10,919,404
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	1,557,000	1,357,846
Bank of America Corp. (U.S. SOFR 3 Month+1.25%)±	2.50	2-13-2031	3,512,000	3,205,723
Bank of New York Mellon Corp. (U.S. SOFR+0.89%)±	4.94	2-11-2031	5,083,000	5,176,786
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	6,295,000	6,328,106
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	2,916,000	2,904,167
Citigroup, Inc. (U.S. SOFR+1.46%)±	4.95	5-7-2031	9,289,000	9,377,214
Citigroup, Inc. (U.S. SOFR+1.47%)±	5.33	3-27-2036	6,344,000	6,373,736
Citigroup, Inc. (U.S. SOFR+1.75%)±	5.61	3-4-2056	4,321,000	4,215,933
Citigroup, Inc. (U.S. SOFR+1.83%)±	6.02	1-24-2036	9,732,000	9,973,665
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	1,964,000	1,997,188
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	1,760,000	1,840,541
Goldman Sachs Group, Inc. (U.S. SOFR+1.08%)±	5.21	1-28-2031	7,108,000	7,258,585
Goldman Sachs Group, Inc. (U.S. SOFR+1.14%)±	4.69	10-23-2030	5,382,000	5,377,867
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	2,779,000	2,823,713
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	5,527,000	5,583,454
Goldman Sachs Group, Inc. (U.S. SOFR+1.58%)±	5.22	4-23-2031	10,942,000	11,188,556
Goldman Sachs Group, Inc. (U.S. SOFR+1.70%)±	5.73	1-28-2056	2,533,000	2,543,648
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	3,878,000	3,928,239
JPMorgan Chase & Co. (U.S. SOFR+2.04%)±	2.52	4-22-2031	5,401,000	4,934,883
Morgan Stanley Private Bank NA (U.S. SOFR+0.77%)±	4.47	7-6-2028	5,493,000	5,487,146
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	4,326,000	4,345,501
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	8,904,000	9,120,978
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	8,287,000	8,429,859
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	9,135,000	9,247,645
Morgan Stanley (U.S. SOFR+1.51%)±	5.19	4-17-2031	6,594,000	6,735,790
Morgan Stanley (U.S. SOFR+1.58%)±	5.83	4-19-2035	8,180,000	8,574,741
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,500,000	3,592,576
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
PNC Bank NA (U.S. SOFR+0.73%)±	4.43%	7-21-2028	$7,265,000	$7,263,695
PNC Financial Services Group, Inc. (U.S. SOFR+1.26%)±	4.81	10-21-2032	4,126,000	4,122,921
PNC Financial Services Group, Inc. (U.S. SOFR+1.42%)±	5.37	7-21-2036	2,330,000	2,354,145
State Street Corp.	4.73	2-28-2030	7,196,000	7,274,880
Truist Bank (U.S. SOFR+0.77%)±	4.42	7-24-2028	7,249,000	7,238,495
Wells Fargo & Co. (U.S. SOFR+1.07%)±	5.71	4-22-2028	2,802,000	2,856,644
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	9,255,000	9,363,595
Wells Fargo & Co. (U.S. SOFR+1.38%)±	5.21	12-3-2035	2,880,000	2,887,809
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.15	4-23-2031	6,898,000	7,038,975
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,762,000	1,814,307
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	1,792,000	1,885,672
				216,944,628
Diversified financial services: 0.86%
American Express Co. (U.S. SOFR+0.81%)±	4.35	7-20-2029	6,314,000	6,301,556
American Express Co. (U.S. SOFR+1.02%)±	5.09	1-30-2031	2,445,000	2,497,009
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	5,289,000	5,306,043
American Express Co. (U.S. SOFR+1.26%)±	4.73	4-25-2029	6,737,000	6,796,006
American Express Co. (U.S. SOFR+1.32%)±	5.44	1-30-2036	3,199,000	3,262,059
American Express Co. (U.S. SOFR+1.44%)±	5.02	4-25-2031	6,253,000	6,364,366
American Express Co. (U.S. SOFR+1.79%)±	5.67	4-25-2036	2,344,000	2,431,958
Apollo Global Management, Inc.	5.80	5-21-2054	1,099,000	1,090,889
Ares Management Corp.	5.60	10-11-2054	2,693,000	2,536,190
Capital One Financial Corp. (U.S. SOFR+2.26%)±	6.05	2-1-2035	6,917,000	7,206,213
Synchrony Financial (U.S. SOFR+2.07%)±	6.00	7-29-2036	1,801,000	1,806,421
				45,598,710
Investment Companies: 0.27%
Ares Strategic Income Fund BDC	6.20	3-21-2032	3,558,000	3,599,625
Bain Capital Specialty Finance, Inc. BDC	5.95	3-15-2030	2,393,000	2,378,874
FS KKR Capital Corp. BDC	6.13	1-15-2030	5,083,000	5,100,562
Oaktree Specialty Lending Corp. BDC	6.34	2-27-2030	3,058,000	3,050,253
				14,129,314
Real estate: 0.04%
CBRE Services, Inc.	5.50	6-15-2035	2,342,000	2,364,480
REITs: 1.18%
Agree LP	2.00	6-15-2028	2,758,000	2,578,274
Agree LP	2.60	6-15-2033	752,000	627,227
Agree LP	4.80	10-1-2032	1,659,000	1,640,491
Agree LP	5.60	6-15-2035	2,701,000	2,749,739
American Homes 4 Rent LP	3.63	4-15-2032	3,044,000	2,808,009
American Homes 4 Rent LP	4.30	4-15-2052	1,365,000	1,059,332
American Homes 4 Rent LP	4.95	6-15-2030	2,325,000	2,340,161
American Homes 4 Rent LP	5.50	7-15-2034	1,239,000	1,255,594
Brixmor Operating Partnership LP	2.50	8-16-2031	2,913,000	2,544,591
Crown Castle, Inc.	2.10	4-1-2031	2,993,000	2,575,585
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Crown Castle, Inc.	5.80%	3-1-2034	$2,705,000	$2,807,504
Essex Portfolio LP	2.55	6-15-2031	1,571,000	1,386,262
Essex Portfolio LP	5.50	4-1-2034	1,853,000	1,895,322
Invitation Homes Operating Partnership LP	2.00	8-15-2031	525,000	445,649
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,031,000	2,876,412
Invitation Homes Operating Partnership LP	4.88	2-1-2035	2,691,000	2,594,053
Kimco Realty OP LLC	4.85	3-1-2035	2,424,000	2,369,229
Kimco Realty OP LLC	5.30	2-1-2036	2,785,000	2,790,437
Realty Income Corp.	2.10	3-15-2028	1,708,000	1,614,612
Realty Income Corp.	2.85	12-15-2032	2,204,000	1,937,846
Realty Income Corp.	3.40	1-15-2030	1,825,000	1,745,752
Realty Income Corp.	4.90	7-15-2033	2,622,000	2,610,285
Regency Centers LP	2.95	9-15-2029	4,170,000	3,928,680
Regency Centers LP	5.00	7-15-2032	2,634,000	2,660,900
Regency Centers LP	5.25	1-15-2034	3,575,000	3,628,539
Store Capital LLC	2.70	12-1-2031	1,059,000	901,510
Store Capital LLC	2.75	11-18-2030	2,693,000	2,391,410
Sun Communities Operating LP	4.20	4-15-2032	3,344,000	3,180,330
				61,943,735
Industrial: 1.59%
Aerospace/defense: 0.46%
Boeing Co.	5.81	5-1-2050	3,121,000	3,012,042
Boeing Co.	6.86	5-1-2054	1,827,000	2,008,172
General Dynamics Corp.	4.95	8-15-2035	3,483,000	3,490,535
General Electric Co.	4.30	7-29-2030	5,419,000	5,393,144
General Electric Co.	4.90	1-29-2036	3,070,000	3,059,645
Howmet Aerospace, Inc.	4.85	10-15-2031	2,395,000	2,422,174
Northrop Grumman Corp.	4.65	7-15-2030	2,567,000	2,582,846
Northrop Grumman Corp.	5.25	7-15-2035	2,382,000	2,419,947
				24,388,505
Building materials: 0.06%
CRH America Finance, Inc.	5.50	1-9-2035	2,949,000	3,014,374
Machinery-construction & mining: 0.25%
Caterpillar Financial Services Corp.	4.38	8-16-2029	2,020,000	2,028,158
Caterpillar Financial Services Corp.	5.00	5-14-2027	5,380,000	5,450,235
Caterpillar, Inc.	5.20	5-15-2035	5,884,000	5,998,445
				13,476,838
Machinery-diversified: 0.60%
Deere & Co.	5.45	1-16-2035	8,079,000	8,384,988
Deere & Co.	5.70	1-19-2055	3,735,000	3,831,551
John Deere Capital Corp.	4.15	9-15-2027	3,527,000	3,522,789
John Deere Capital Corp.	4.50	1-8-2027	4,447,000	4,465,898
John Deere Capital Corp.	4.65	1-7-2028	3,132,000	3,168,871
John Deere Capital Corp.	4.85	6-11-2029	584,000	595,472
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified(continued)
John Deere Capital Corp.	5.15%	9-8-2026	$3,290,000	$3,320,533
John Deere Capital Corp. Series I	4.55	6-5-2030	4,159,000	4,180,473
				31,470,575
Transportation: 0.22%
Crowley Conro LLC	4.18	8-15-2043	2,145,222	1,936,442
Norfolk Southern Corp.	5.10	5-1-2035	3,098,000	3,111,202
Union Pacific Corp.	5.60	12-1-2054	1,393,000	1,378,137
United Parcel Service, Inc.	5.95	5-14-2055	1,394,000	1,417,824
United Parcel Service, Inc.	6.05	5-14-2065	3,561,000	3,624,914
				11,468,519
Technology: 2.65%
Computers: 0.48%
Accenture Capital, Inc.	4.25	10-4-2031	7,173,000	7,063,621
Accenture Capital, Inc.	4.50	10-4-2034	3,945,000	3,817,617
Apple, Inc.	2.38	2-8-2041	1,286,000	896,470
Apple, Inc.	2.65	5-11-2050	1,401,000	871,784
Apple, Inc.	2.65	2-8-2051	1,082,000	667,799
Apple, Inc.	3.95	8-8-2052	3,384,000	2,678,980
Apple, Inc.	4.00	5-12-2028	2,705,000	2,704,952
Apple, Inc.	4.20	5-12-2030	4,649,000	4,652,996
Hewlett Packard Enterprise Co.	5.60	10-15-2054	1,920,000	1,764,559
				25,118,778
Semiconductors: 1.41%
Broadcom, Inc.	4.15	2-15-2028	4,401,000	4,378,046
Broadcom, Inc.	4.55	2-15-2032	4,483,000	4,423,265
Broadcom, Inc.	4.60	7-15-2030	5,833,000	5,835,235
Broadcom, Inc.	4.80	10-15-2034	6,277,000	6,159,265
Broadcom, Inc.	4.90	7-15-2032	3,635,000	3,646,207
Broadcom, Inc.144A	4.93	5-15-2037	2,527,000	2,442,009
Broadcom, Inc.	5.05	7-12-2029	6,451,000	6,584,208
Broadcom, Inc.	5.15	11-15-2031	6,009,000	6,157,549
Broadcom, Inc.	5.20	7-15-2035	4,647,000	4,668,990
Foundry JV Holdco LLC144A	5.50	1-25-2031	1,250,000	1,275,768
Foundry JV Holdco LLC144A	5.90	1-25-2033	1,459,000	1,499,306
Foundry JV Holdco LLC144A	6.10	1-25-2036	1,647,000	1,683,150
Foundry JV Holdco LLC144A	6.20	1-25-2037	970,000	996,914
Foundry JV Holdco LLC144A	6.30	1-25-2039	1,163,000	1,197,030
Intel Corp.	2.80	8-12-2041	1,519,000	998,633
Intel Corp.	3.25	11-15-2049	889,000	542,597
Intel Corp.	5.60	2-21-2054	891,000	787,315
Intel Corp.	5.63	2-10-2043	1,013,000	944,476
Intel Corp.	5.90	2-10-2063	1,330,000	1,205,843
KLA Corp.	3.30	3-1-2050	1,449,000	1,003,335
Micron Technology, Inc.	6.05	11-1-2035	6,327,000	6,584,966
Texas Instruments, Inc.	4.50	5-23-2030	3,871,000	3,890,380
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Texas Instruments, Inc.	5.00%	3-14-2053	$2,113,000	$1,935,022
Texas Instruments, Inc.	5.10	5-23-2035	3,871,000	3,921,743
Texas Instruments, Inc.	5.15	2-8-2054	1,785,000	1,675,660
				74,436,912
Software: 0.76%
Autodesk, Inc.	2.40	12-15-2031	217,000	189,438
Autodesk, Inc.	5.30	6-15-2035	2,321,000	2,351,550
Cadence Design Systems, Inc.	4.20	9-10-2027	3,342,000	3,339,271
Cadence Design Systems, Inc.	4.30	9-10-2029	9,282,000	9,252,423
Cadence Design Systems, Inc.	4.70	9-10-2034	8,563,000	8,432,251
Oracle Corp.	4.00	7-15-2046	3,069,000	2,344,041
Oracle Corp.	5.38	9-27-2054	420,000	378,300
Oracle Corp.	6.00	8-3-2055	3,413,000	3,343,185
Synopsys, Inc.	4.65	4-1-2028	2,697,000	2,717,746
Synopsys, Inc.	4.85	4-1-2030	3,857,000	3,900,531
Synopsys, Inc.	5.00	4-1-2032	3,086,000	3,117,772
Synopsys, Inc.	5.70	4-1-2055	771,000	760,271
				40,126,779
Utilities: 2.24%
Electric: 2.24%
Alabama Power Co.	5.10	4-2-2035	2,502,000	2,514,802
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,099,000	966,738
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,359,000	2,086,256
Baltimore Gas & Electric Co.	5.45	6-1-2035	3,098,000	3,175,794
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,743,000	1,258,935
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	529,000	350,316
Consolidated Edison Co. of New York, Inc.	3.70	11-15-2059	899,000	621,203
Consolidated Edison Co. of New York, Inc.	5.38	5-15-2034	1,237,000	1,270,072
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2055	3,166,000	3,061,863
Consumers Energy Co.	4.50	1-15-2031	4,630,000	4,621,301
Consumers Energy Co.	5.05	5-15-2035	3,422,000	3,433,471
DTE Electric Co.	2.95	3-1-2050	2,754,000	1,795,483
DTE Electric Co.	5.25	5-15-2035	1,622,000	1,647,188
DTE Electric Co. Series B	3.65	3-1-2052	1,262,000	921,327
Duke Energy Carolinas LLC	2.55	4-15-2031	1,076,000	966,149
Duke Energy Carolinas LLC	2.85	3-15-2032	2,930,000	2,621,814
Duke Energy Carolinas LLC	3.55	3-15-2052	2,134,000	1,530,940
Duke Energy Carolinas LLC	5.25	3-15-2035	2,573,000	2,624,944
Duke Energy Carolinas LLC	5.35	1-15-2053	2,067,000	1,967,255
Duke Energy Corp.	3.50	6-15-2051	1,462,000	999,613
Duke Energy Florida LLC	2.40	12-15-2031	2,351,000	2,069,675
Duke Energy Progress LLC	2.50	8-15-2050	2,380,000	1,392,363
Duke Energy Progress LLC	3.70	10-15-2046	536,000	405,511
Entergy Arkansas LLC	2.65	6-15-2051	2,124,000	1,247,167
Entergy Arkansas LLC	5.15	1-15-2033	3,539,000	3,617,899
Entergy Mississippi LLC	5.80	4-15-2055	2,308,000	2,305,640
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Exelon Corp.	5.88%	3-15-2055	$3,552,000	$3,525,026
FirstEnergy Pennsylvania Electric Co.144A	3.25	3-15-2028	2,298,000	2,223,160
FirstEnergy Pennsylvania Electric Co.144A	4.30	1-15-2029	2,773,000	2,735,857
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	1,815,000	1,847,431
Georgia Power Co.	5.20	3-15-2035	926,000	936,029
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,592,000	2,272,664
Jersey Central Power & Light Co.	5.10	1-15-2035	2,099,000	2,090,345
MidAmerican Energy Co.	2.70	8-1-2052	2,044,000	1,256,193
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,201,000	1,027,733
Mississippi Power Co. Series B	3.10	7-30-2051	2,829,000	1,857,837
Northern States Power Co.	5.05	5-15-2035	3,859,000	3,879,276
Northern States Power Co.	5.40	3-15-2054	1,428,000	1,379,433
Northern States Power Co.	5.65	6-15-2054	1,548,000	1,556,479
NSTAR Electric Co.	5.20	3-1-2035	1,389,000	1,400,921
NSTAR Electric Co.	5.40	6-1-2034	2,724,000	2,790,032
Ohio Edison Co.144A	4.95	12-15-2029	2,323,000	2,349,333
Oncor Electric Delivery Co. LLC144A	5.35	4-1-2035	2,168,000	2,210,675
Oncor Electric Delivery Co. LLC144A	5.80	4-1-2055	2,531,000	2,541,635
Pacific Gas & Electric Co.	3.50	8-1-2050	895,000	587,011
Pacific Gas & Electric Co.	3.95	12-1-2047	5,409,000	3,885,669
Pacific Gas & Electric Co.	4.20	6-1-2041	1,370,000	1,067,626
Pacific Gas & Electric Co.	4.95	7-1-2050	6,737,000	5,567,592
PECO Energy Co.	2.85	9-15-2051	2,846,000	1,786,347
PPL Capital Funding, Inc.	5.25	9-1-2034	1,640,000	1,653,943
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,596,000	997,127
Public Service Electric & Gas Co.	1.90	8-15-2031	4,054,000	3,487,697
Public Service Electric & Gas Co.	2.05	8-1-2050	655,000	349,789
Public Service Electric & Gas Co.	2.70	5-1-2050	1,103,000	680,876
Public Service Electric & Gas Co. Series Q	5.05	3-1-2035	2,724,000	2,739,971
Public Service Electric & Gas Co. Series Q	5.50	3-1-2055	1,080,000	1,064,006
Sempra (5 Year Treasury Constant Maturity+2.14%)±	6.55	4-1-2055	515,000	496,918
Southern California Edison Co. Series C	4.13	3-1-2048	1,777,000	1,328,468
Trans-Allegheny Interstate Line Co.144A	5.00	1-15-2031	3,363,000	3,406,718
Virginia Electric & Power Co.	2.95	11-15-2051	2,359,000	1,466,626
				117,920,162
Total corporate bonds and notes (Cost $1,080,506,794)				1,071,719,544
Municipal obligations: 0.20%
Nevada: 0.04%
Airport revenue: 0.04%
County of Clark Department of Aviation Series C	6.82	7-1-2045	2,150,000	2,379,948
New York: 0.07%
Airport revenue: 0.07%
Port Authority of New York & New Jersey	4.46	10-1-2062	4,425,000	3,700,694
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 0.02%
Education revenue: 0.02%
Ohio State University Series A	4.80%	6-1-2111	$1,295,000	$1,069,919
Texas: 0.07%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,022,974
Transportation revenue: 0.05%
North Texas Tollway Authority Series B	6.72	1-1-2049	2,331,000	2,554,314
				3,577,288
Total municipal obligations (Cost $12,151,136)				10,727,849
Non-agency mortgage-backed securities: 1.63%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	873,409	823,365
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	226,991	216,597
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,123,367	1,771,613
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	2,017,000	2,104,656
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	699,977	696,524
BBCMS Mortgage Trust Series 2022-C17 Class A5	4.44	9-15-2055	4,118,000	3,960,838
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.84	3-15-2058	5,135,000	5,356,348
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.66	5-15-2058	2,332,000	2,416,749
BBCMS Mortgage Trust Series 2025-C35 Class A5±±	5.59	7-15-2058	1,285,000	1,329,984
Benchmark Mortgage Trust Series 2021-B25 Class A4	2.27	4-15-2054	1,722,000	1,531,242
BMO Mortgage Trust Series 2025-5C10 Class A3	5.58	5-15-2058	2,576,000	2,653,988
BMO Mortgage Trust Series 2025-C11 Class A5	5.69	2-15-2058	2,573,000	2,678,596
BMO Mortgage Trust Series 2025-C12 Class A5±±	5.87	6-15-2058	1,718,000	1,806,502
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	728,467	707,599
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.16	9-15-2036	11,318,359	11,297,137
BX Trust Series 2025-VLT7 Class A (U.S. SOFR 1 Month+1.70%)144A±	6.00	7-15-2044	3,257,000	3,268,191
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	2,760,804	2,307,095
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	2,947,753	2,493,078
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	69,152	69,051
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,936,067
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	925,000	910,731
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,042,638	908,353
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.64	3-15-2058	1,202,000	1,245,980
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	2,026,231	1,778,868
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	482,745	459,416
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	753,711	702,293
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	596,547	574,499
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	489,767	461,727
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16%	8-25-2056	$2,449,329	$2,131,529
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.78	2-15-2042	4,330,000	4,308,350
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,162,393	1,032,170
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,209,550	1,950,958
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	1,913,818	1,669,480
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,467,508	2,046,381
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	5,982,733	5,101,580
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	2,734,303	2,454,649
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	2,443,542	2,218,349
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	630,096	607,475
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	918,868	868,617
Wells Fargo Commercial Mortgage Trust Series 2025-C64 Class A5	5.65	2-15-2058	1,722,000	1,790,493
Total non-agency mortgage-backed securities (Cost $90,728,817)				85,647,118
U.S. Treasury securities: 21.29%
U.S. Treasury Bonds	1.13	8-15-2040	39,235,000	23,994,655
U.S. Treasury Bonds	1.38	11-15-2040	34,279,000	21,714,943
U.S. Treasury Bonds	1.75	8-15-2041	143,676,000	94,607,278
U.S. Treasury Bonds	2.00	11-15-2041	100,172,000	68,300,870
U.S. Treasury Bonds	2.25	8-15-2046	29,957,000	19,395,987
U.S. Treasury Bonds	2.25	8-15-2049	29,743,000	18,403,481
U.S. Treasury Bonds	2.38	2-15-2042	28,071,000	20,215,506
U.S. Treasury Bonds	2.50	5-15-2046	244,000	166,578
U.S. Treasury Bonds	3.00	2-15-2048	101,670,000	74,648,020
U.S. Treasury Bonds	3.00	8-15-2048	36,569,000	26,725,368
U.S. Treasury Bonds	3.00	2-15-2049	49,833,000	36,253,507
U.S. Treasury Bonds	3.13	5-15-2048	36,805,000	27,586,498
U.S. Treasury Bonds	4.25	8-15-2054	17,970,000	16,161,769
U.S. Treasury Bonds	4.63	2-15-2055	69,004,000	66,103,676
U.S. Treasury Bonds	5.00	5-15-2045	66,337,000	67,311,325
U.S. Treasury Notes	1.88	2-28-2029	16,490,000	15,384,010
U.S. Treasury Notes	1.88	2-15-2032	17,657,000	15,405,043
U.S. Treasury Notes	2.38	3-31-2029	18,956,000	17,969,696
U.S. Treasury Notes	2.88	4-30-2029	28,190,000	27,184,630
U.S. Treasury Notes	3.63	3-31-2030	55,176,000	54,410,864
U.S. Treasury Notes	3.75	6-30-2027	52,572,000	52,374,855
U.S. Treasury Notes	3.88	7-31-2027	38,678,000	38,628,142
U.S. Treasury Notes	3.88	7-15-2028	29,716,000	29,706,714
U.S. Treasury Notes	3.88	6-30-2030	79,782,000	79,495,283
U.S. Treasury Notes	3.88	7-31-2030	101,993,000	101,626,463
U.S. Treasury Notes	4.00	6-30-2032	23,736,000	23,543,145
U.S. Treasury Notes	4.25	5-15-2035	85,610,000	84,860,912
Total U.S. Treasury securities (Cost $1,133,049,011)				1,122,179,218
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 3.20%
Basic materials: 0.07%
Iron/steel: 0.07%
Gerdau Trade, Inc.	5.75%	6-9-2035	$3,636,000	$3,663,488
Consumer, cyclical: 0.03%
Auto manufacturers: 0.03%
Toyota Motor Corp.	5.05	6-30-2035	1,672,000	1,675,466
Consumer, non-cyclical: 0.40%
Agriculture: 0.07%
Imperial Brands Finance PLC144A	5.63	7-1-2035	3,595,000	3,598,276
Food: 0.32%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.00	5-15-2032	3,495,000	3,059,893
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	3.63	1-15-2032	4,701,000	4,299,323
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	5.75	4-1-2033	1,155,000	1,184,423
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	6.50	12-1-2052	2,747,000	2,807,538
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl	7.25	11-15-2053	5,285,000	5,859,183
				17,210,360
Pharmaceuticals: 0.01%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	437,000	408,052
Energy: 0.42%
Oil & gas: 0.33%
Aker BP ASA144A	5.13	10-1-2034	6,824,000	6,551,845
Aker BP ASA144A	5.80	10-1-2054	825,000	749,903
Equinor ASA	5.13	6-3-2035	1,548,000	1,565,717
Petroleos Mexicanos	2.46	12-15-2025	403,250	396,090
Saudi Arabian Oil Co.144A	6.38	6-2-2055	6,191,000	6,278,906
TotalEnergies Capital SA	5.43	9-10-2064	928,000	862,483
TotalEnergies Capital SA	5.64	4-5-2064	891,000	854,390
				17,259,334
Pipelines: 0.09%
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	2,833,605	2,526,345
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,354,000	2,020,067
				4,546,412
Financial: 1.55%
Banks: 1.32%
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	8,529,000	8,715,685
BPCE SA (U.S. SOFR+1.58%)144A±	5.39	5-28-2031	4,746,000	4,833,583
BPCE SA (U.S. SOFR+1.96%)144A±	6.03	5-28-2036	4,023,000	4,152,000
CaixaBank SA (U.S. SOFR+1.14%)144A±	4.63	7-3-2029	5,866,000	5,857,030
CaixaBank SA (U.S. SOFR+1.36%)144A±	4.89	7-3-2031	5,866,000	5,879,127
CaixaBank SA (U.S. SOFR+1.79%)144A±	5.58	7-3-2036	3,534,000	3,553,957
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	6,309,000	6,412,073
Deutsche Bank AG (U.S. SOFR+1.30%)±%%	4.95	8-4-2031	3,129,000	3,134,181
See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74%	1-7-2033	$2,777,000	$2,507,211
ING Groep NV (U.S. SOFR+1.61%)±	5.53	3-25-2036	6,352,000	6,473,806
Royal Bank of Canada (U.S. SOFR+1.06%)±%%	4.70	8-6-2031	6,189,000	6,194,662
Societe Generale SA (1 Year Treasury Constant Maturity+2.95%)144A±	7.13	1-19-2055	1,720,000	1,794,461
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.19%)±	4.66	7-8-2031	3,204,000	3,202,901
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.38%)±	4.95	7-8-2033	3,204,000	3,206,075
Sumitomo Mitsui Financial Group, Inc. (U.S. SOFR+1.50%)±	5.25	7-8-2036	3,735,000	3,757,112
				69,673,864
Diversified financial services: 0.18%
Nomura Holdings, Inc.	4.90	7-1-2030	5,868,000	5,876,585
Nomura Holdings, Inc.	5.49	6-29-2035	3,375,000	3,401,932
				9,278,517
Savings & loans: 0.05%
Nationwide Building Society (U.S. SOFR+1.65%)144A±	5.54	7-14-2036	2,883,000	2,913,738
Industrial: 0.61%
Aerospace/defense: 0.09%
Embraer Netherlands Finance BV	5.98	2-11-2035	4,665,000	4,786,453
Building materials: 0.06%
CRH SMW Finance DAC	5.13	1-9-2030	2,949,000	3,008,906
Machinery-construction & mining: 0.04%
Eaton Capital ULC	4.45	5-9-2030	2,398,000	2,396,623
Miscellaneous manufacturing: 0.42%
Siemens Funding BV144A	4.35	5-26-2028	5,880,000	5,898,406
Siemens Funding BV144A	4.60	5-28-2030	3,928,000	3,965,343
Siemens Funding BV144A	4.90	5-28-2032	4,729,000	4,807,632
Siemens Funding BV144A	5.20	5-28-2035	4,729,000	4,838,893
Siemens Funding BV144A	5.80	5-28-2055	2,398,000	2,481,276
				21,991,550
Utilities: 0.12%
Electric: 0.12%
Chile Electricity Lux MPC II Sarl144A	5.58	10-20-2035	2,191,566	2,213,482
Chile Electricity Lux MPC II Sarl144A	5.67	10-20-2035	4,164,000	4,237,911
				6,451,393
Total yankee corporate bonds and notes (Cost $166,462,154)				168,862,432
Yankee government bonds: 1.16%
Australia: 0.12%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	6,217,000	6,289,797
Chile: 0.07%
Chile	5.65	1-13-2037	3,335,000	3,438,218
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 27

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Israel: 0.28%
Israel	3.88%	7-3-2050	$1,977,000	$1,400,187
Israel	5.38	2-19-2030	6,879,000	7,029,156
Israel	5.63	2-19-2035	1,847,000	1,868,539
Israel	5.75	3-12-2054	3,865,000	3,597,089
Israel	4.50	1-17-2033	954,000	914,222
				14,809,193
Luxembourg: 0.18%
Eagle Funding Luxco Sarl144A%%	5.50	8-17-2030	9,423,000	9,465,404
Mexico: 0.26%
Mexico	4.40	2-12-2052	2,355,000	1,644,968
Mexico	4.60	1-23-2046	2,600,000	1,961,700
Mexico	4.60	2-10-2048	2,227,000	1,653,547
Mexico	4.75	3-8-2044	2,448,000	1,929,024
Mexico	6.63	1-29-2038	3,977,000	3,996,885
Mexico	3.50	2-12-2034	3,174,000	2,658,225
				13,844,349
Paraguay: 0.13%
Paraguay144A	6.65	3-4-2055	1,566,000	1,581,503
Paraguay144A	5.40	3-30-2050	6,170,000	5,367,900
				6,949,403
Peru: 0.05%
Peru	5.50	3-30-2036	2,437,000	2,424,449
Poland: 0.07%
Bank Gospodarstwa Krajowego144A	6.25	7-9-2054	3,862,000	3,873,690
Total yankee government bonds (Cost $60,378,647)				61,094,503

		Yield	Shares
Short-term investments: 3.57%
Investment companies: 3.57%
Allspring Government Money Market Fund Select Class♠∞##		4.24	188,295,587	188,295,587
Total short-term investments (Cost $188,295,587)				188,295,587
Total investments in securities (Cost $5,502,213,116)	103.36%			5,447,250,656
Other assets and liabilities, net	(3.36)			(176,991,842)
Total net assets	100.00%			$5,270,258,814

See accompanying notes to portfolio of investments
28 | Allspring Core Bond Portfolio

Portfolio of investments—July 31, 2025 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
BDC	Business Development Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$268,851,171	$609,993,129	$(690,548,713)	$0	$0	$188,295,587	188,295,587	$1,785,157
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 29

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
30 | Allspring Core Bond Portfolio

Notes to portfolio of investments—July 31, 2025 (unaudited)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,278,842,814	$0	$2,278,842,814
Asset-backed securities	0	459,881,591	0	459,881,591
Corporate bonds and notes	0	1,071,719,544	0	1,071,719,544
Municipal obligations	0	10,727,849	0	10,727,849
Non-agency mortgage-backed securities	0	85,647,118	0	85,647,118
U.S. Treasury securities	1,122,179,218	0	0	1,122,179,218
Yankee corporate bonds and notes	0	168,862,432	0	168,862,432
Yankee government bonds	0	61,094,503	0	61,094,503
Short-term investments
Investment companies	188,295,587	0	0	188,295,587
Total assets	$1,310,474,805	$4,136,775,851	$0	$5,447,250,656
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At July 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
Allspring Core Bond Portfolio | 31